Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 6,350,000	$ 2,956,000	$ 7,379,000
Adjustments to reconcile net income to cash provided by operating activities:
Provision for loan losses	(645,000)	(164,000)	(6,998,000)
Depreciation	850,000	706,000	576,000
Amortization of premiums (discounts), net	47,000	(3,000)	18,000
Amortization of deferred loan fees	(1,011,000)	(964,000)	(340,000)
Amortization of core deposit intangible	700,000	600,000	500,000
Amortization of purchased loan fair value adjustments	(529,000)	(657,000)	0
Amortization of mortgage servicing rights	601,000	555,000	517,000
Capitalized mortgage servicing rights	(706,000)	(547,000)	(316,000)
Deferred income tax expense	3,128,000	1,722,000	4,566,000
Securities losses (gains), net	10,000	(6,000)	0
(Gains) losses on sales of real estate and premises	(596,000)	218,000	(1,194,000)
Gain on sales of loans	(2,618,000)	(1,964,000)	(1,828,000)
Proceeds from sales of loans held for sale	99,121,000	78,278,000	56,040,000
Disbursements on loans held for sale	(79,783,000)	(69,941,000)	(41,557,000)
Amortization of restricted stock awards	177,000	447,000	240,000
Amortization of unearned ESOP shares	194,000	193,000	194,000
Earned ESOP shares priced above original cost	80,000	57,000	53,000
Stock option compensation expense	79,000	0	1,000
(Increase) decrease in accrued interest receivable	(265,000)	(346,000)	240,000
(Decrease) increase in accrued interest payable	(9,000)	137,000	(53,000)
Increase in other assets	(323,000)	(239,000)	(444,000)
Increase (decrease) in other liabilities	999,000	302,000	(265,000)
Other, net	270,000	52,000	515,000
Net cash provided by operating activities	25,513,000	10,820,000	17,344,000
Cash flows from investing activities:
Proceeds from sales of securities available for sale	20,000	10,951,000	0
Principal collected on securities available for sale	1,245,000	1,694,000	2,148,000
Proceeds collected on maturity of securities available for sale	136,145,000	175,070,000	125,000,000
Purchases of securities available for sale	(104,968,000)	(144,069,000)	(157,004,000)
Purchase of Federal Home Loan Bank stock	(1,879,000)	(2,152,000)	0
Redemption of Federal Home Loan Bank stock	1,800,000	2,238,000	7,000
Proceeds from sales of real estate and premises	2,369,000	1,127,000	4,816,000
Net (increase) decrease in loans receivable	(89,570,000)	(80,447,000)	13,455,000
Gain on acquisition	0	(289,000)	0
Acquisition payment (net of cash acquired)	6,080,000	4,816,000	0
Purchases of premises and equipment	(1,607,000)	(803,000)	(847,000)
Net cash used by investing activities	(50,365,000)	(31,864,000)	(12,425,000)
Cash flows from financing activities:
Increase (decrease) in deposits	14,468,000	15,375,000	(57,182,000)
Redemption of preferred stock	0	(10,000,000)	(16,000,000)
Dividends paid to preferred stockholders	0	(225,000)	(5,964,000)
Proceeds from borrowings	45,000,000	65,000,000	0
Repayment of borrowings	(47,000,000)	(56,000,000)	0
Increase in customer escrows	163,000	42,000	175,000
Net cash provided (used) by financing activities	12,631,000	14,192,000	(78,971,000)
Decrease in cash and cash equivalents	(12,221,000)	(6,852,000)	(74,052,000)
Cash and cash equivalents, beginning of year	39,782,000	46,634,000	120,686,000
Cash and cash equivalents, end of year	27,561,000	39,782,000	46,634,000
Supplemental cash flow disclosures:
Cash paid for interest	1,599,000	1,358,000	1,264,000
Cash paid for income taxes	436,000	191,000	0
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	15,002,000	8,125,000	13,243,000
Transfer of loans to real estate	591,000	110,000	142,000
Core Deposits [Member]
Adjustments to reconcile net income to cash provided by operating activities:
Amortization of core deposit intangible	$ 92,000	$ 28,000	$ 0